RESERVES (Tables)	12 Months Ended
Jun. 30, 2018
RESERVES [Abstract]
Reserves
		2018	2017	2016
	Note	US$	US$	US$
Share-based payments reserve	11(b)	1,897,391	861,973	—
Foreign currency translation reserve	11(e)	68,917	318,122	259,320
		1,966,308	1,180,095	259,320

(a)	Nature and purpose of reserves

Movements in Share-based Payments Reserve
Date	Details	Number of Incentive Options	Number of Performance Rights	US$
2018
1 Jul 2017	Opening balance	56,450,000	2,200,000	861,973
Jul 17 – Jun 18	Grant of incentive securities[1]	28,250,000	400,000	—
31 Dec 2017	Expiry of performance rights	—	(1,100,000)	—
30 May 2018	Exercise of incentive options	(5,000,000)	—	(136,746)
30 Jun 2018	Share based payment expense	—	—	1,172,164
30 Jun 2018	Closing balance	79,700,000	1,500,000	1,897,391

2017
1 Jul 2016	Opening balance	—	4,400,000	—
27 Sep 2016	Grant of Incentive Options	45,000,000	—	—
9 Dec 2016	Grant of Incentive Options	8,000,000	—	—
31 Dec 2016	Lapse of Performance Rights	—	(1,100,000)	—
1 May 2017	Grant of Incentive Options[1]	3,450,000	—	—
30 Jun 2017	Lapse of Performance Rights	—	(1,100,000)	—
30 Jun 2017	Share-based payment expense	—	—	861,973
30 Jun 2017	Closing balance	56,450,000	2,200,000	861,973

2016
1 Jul 2015	Opening balance	—	10,400,000	72,471
22 Jan 2016	Lapse of Performance Rights	—	(6,000,000)	—
30 Jun 2016	Share-based payment expense	—	—	(72,471)
30 Jun 2016	Closing balance	—	4,400,000	—

Notes:
1
Included in the above number of incentive securities granted during fiscal 2018 are 700,000 Incentive Options and 100,000 Performance Rights which were not issued until July 13, 2018 (2017: 3,450,0000 Incentive Options not issued until July 6, 2017).

2	For details on the valuation of Incentive Options and Performance Rights, including models and assumptions used, please refer to Note 15 of the financial statements.

Movements in Foreign Currency Translation Reserve
	2018	2017	2016
	US$	US$	US$
Balance at July 1	318,122	259,320	317,222
Exchange differences arising on translation of foreign operations	(249,205)	58,802	(57,902)
Balance at June 30	68,917	318,122	259,320

12.	ACCUMULATED LOSSES